ASSET ACQUISITION (Details Narrative)	Apr. 27, 2023 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Fair value amount	$ 143,637
Asset Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Secured promissory note	200,000
Fair value amount	143,637
Monthly payments	$ 8,333